Changes in the scope of the consolidated financial statements	12 Months Ended
Dec. 31, 2018
Changes in the scope of the consolidated financial statements [Abstract]
Changes in the scope of the consolidated financial statements
Note 5.- Changes in the scope of the consolidated financial statements

For the year ended December 31, 2018

On February 28, 2018, the Company completed the acquisition of a 100% stake in Hidrocañete, S.A. (Mini-Hydro). Total purchase price for this asset amounted to $9,327 thousand. The purchase has been accounted for in the consolidated accounts of Atlantica Yield, in accordance with IFRS 3, Business Combinations.

On October 10, 2018, the Company completed the acquisition of a 5% stake in Gas CA-KU-A1, S.A.P.I de C.V. (Pemex Transportation System or “PTS”). The purchase has been accounted for in the consolidated accounts of Atlantica Yield, in accordance with IAS 28, Investments in Associates. Consideration for the initial 5%, which amounts to approximately $7 million will be disbursed progressively as construction progresses. Once the project enters into operation, which is expected for late 2019 or early 2020, the Company expects to acquire an additional 65%. Finally, the Company expects to acquire the remaining 30% one year after COD, subject to final approvals. The total equity investment is estimated to amount to approximately $150 million.

On December 11, 2018, the Company completed the acquisition of a transmission line in Chile (Chile TL3). The total purchase price for this asset amounted to $6,000 thousand. The purchase has been accounted for in the consolidated accounts of Atlantica Yield, in accordance with IFRS 3, Business Combinations.

On December 13, 2018, the Company completes the acquisition of a 100% stake in Estrellada, S.A. (Melowind). Total purchase price for this asset amounted to $45,276 thousand. The purchase has been accounted for in the consolidated accounts of Atlantica Yield, in accordance with IFRS 3, Business Combinations.

On December 28, 2018, the Company completed the acquisition of a power substation and two small transmission lines in Peru, being an expansion of the ATN transmission line (“ATN expansion 1”). Total purchase price for this asset amounted to $16,000 thousand. The purchase has been accounted for in the consolidated accounts of Atlantica Yield, in accordance with IFRS 3, Business Combinations.

Impact of changes in the scope in the consolidated financial statements

The amount of assets and liabilities integrated at the effective acquisition date for the aggregated change in scope is shown in the following table:

Asset Acquisition for the year ended December 31, 2018
Concessional assets (Note 6)	155,909
Investments carried under the equity method (Note 7)	1
Current assets	5,646
Project debt long term (Note 15)	(79,016)
Deferred tax liabilities (Note 18)	(590)
Project debt short term (Note 15)	(2,346)
Other current and non-current liabilities	(3,000)
Asset acquisition - purchase price	(76,604)
Net result of the asset acquisition	-

As a result of the acquisitions being made effective near to year end, the allocation of the purchase prices is provisional as of December 31, 2018. As such, the amounts indicated may be adjusted during the measurement period to reflect new information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized as of December 31, 2018. The measurement period will not exceed one year from the acquisition dates.

The amount of revenue contributed by the acquisitions performed during 2018 to the consolidated financial statements of the Company for the year 2018 is $1.8 million, and the amount of loss after tax is $0.3 million. Had the acquisitions been consolidated from January 1, 2018, the consolidated statement of comprehensive income would have included additional revenue of $13.3 million and additional loss after tax of $0.7 million.

For the year ended December 31, 2017

There is no change in the scope of the consolidated financial statement in the year 2017.